Shareholder Report, Line Graph (Details) 197925_US Treasury 12 Month Bill ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Nov. 14, 2022	Aug. 31, 2026
F/m US Treasury 12 Month Bill ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 12 Month Bill ETF
Accumulated Value	$ 11,352	$ 10,876	$ 10,301	$ 10,000	$ 11,739
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	11,044	10,785	10,173	10,000	$ 11,178
ICE BofA US 1-Year Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA US 1-Year Treasury Bill Total Return Index
Accumulated Value	11,360	10,894	10,315	10,000	$ 11,745
Bloomberg U.S. Treasury Bellwether: 1 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 1 Year Total Return USD Unhedged Index
Accumulated Value	$ 11,419	$ 10,931	$ 10,330	$ 10,000	$ 11,822